UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2668
Oppenheimer AMT-Free Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2011

Item 1.	Reports to Stockholders.

OPPENHEIMER
AMT-FREE
MUNICIPALS

January 31, 2011

Oppenheimer

AMT-Free Municipals

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

"Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco — Master Settlement Agreement	20.2%
Special Assessment	14.2
Hospital/Health Care	10.6
Tax Increment Financing (TIF)	7.5
Higher Education	6.1
Gas Utilities	4.8
Special Tax	3.7
Education	3.5
Multifamily Housing	3.2
Municipal Leases	3.1
Portfolio holdings are subject to change. Percentages are as of January 31, 2011, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	8.6%
AA	15.0
A	8.9
BBB	45.3
BB and Lower	7.2
Unrated	15.0
Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 31, 2011	January 31, 2011[1,2]

Actual
Class A	$1,000.00	$927.50	$5.56
Class B	1,000.00	923.20	9.65
Class C	1,000.00	923.60	9.31
Class Y	1,000.00	935.60	1.72

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.46	5.82
Class B	1,000.00	1,015.22	10.11
Class C	1,000.00	1,015.58	9.75
Class Y	1,000.00	1,020.11	5.16

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended January 31, 2011 for Classes A, B and C and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.14%
Class B	1.98
Class C	1.91
Class Y	1.01
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—119.0%
Alabama—1.1%
$30,000	AL 21st Century Authority Tobacco Settlement[1]	5.500%	12/01/2021	$28,861
15,000	AL HFA (Pelican)[1]	6.550	03/20/2030	14,999
1,250,000	AL Space Science Exhibit Finance Authority[1]	6.000	10/01/2025	989,563
3,000,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	2,928,030
35,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.625	11/15/2015	35,774
15,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.875	11/15/2024	14,512
410,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125	12/01/2025	348,922
65,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.500	06/01/2022	65,015
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)[1]	5.000	11/01/2025	90,275
230,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	160,287
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,275,685
6,250,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	5,780,688
280,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	282,080
10,000	Jefferson County, AL Sewer	4.500	02/01/2012	6,372
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	55,638
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	83,133
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	2,033,776
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	19,468
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	140,806
1,950,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000	06/01/2026	1,646,756
5,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.250	06/01/2037	3,978,850

				21,979,490

Alaska—1.7%
10,000	AK HFC[1]	5.200	06/01/2021	10,020
8,000,000	AK HFC, Series A2	5.000	12/01/2033	7,673,520
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[6]	6.150	08/01/2031	215,978
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)	5.875	12/01/2027	361,512
15 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Alaska Continued
$29,090,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000%	06/01/2032	$20,134,353
11,005,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2046	6,485,687

				34,881,070

Arizona—3.8%
950,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750	07/01/2022	792,481
1,351,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000	07/01/2030	1,021,045
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	140,218
365,950	Central AZ Irrigation & Drain District, Series A	6.000	06/01/2013	366,444
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450	07/15/2021	277,080
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	171,658
450,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	373,932
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	940,022
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	291,753
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	432,115
485,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	364,793
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	513,336
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	204,163
800,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	692,800
1,015,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	946,457
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,488,700
500,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	427,480
1,500,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	1,322,655
785,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	574,110
835,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	750,323
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	144,794
460,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	325,919
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	271,489
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	753,963
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	736,448
5,375,000	Phoenix, AZ IDA (Christian Care)[1]	5.500	07/01/2035	4,432,118
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	389,930
1,380,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.500	07/01/2023	1,314,491
1,315,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.750	07/01/2031	1,214,560
115,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)[1]	6.300	07/01/2031	128,619
375,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)[1]	6.300	07/01/2031	327,821
1,500,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	1,157,085
1,770,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,442,727
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	422,240
16 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Arizona Continued
$1,200,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375%		06/01/2036	$953,292
12,400,000	Pima County, AZ IDA (Metro Police Facility)[2]	5.375		07/01/2039	12,004,812
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750		04/01/2036	413,420
120,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875		06/01/2033	98,008
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000		06/01/2036	204,098
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600		07/01/2023	1,962,481
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670		12/01/2027	405,480
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750		12/01/2037	491,673
500,000	Quail Creek, AZ Community Facilities District[1]	5.550		07/15/2030	373,790
510,000	Salt Verde, AZ Financial Corp.[1]	5.250		12/01/2028	464,258
100,000	Salt Verde, AZ Financial Corp.[1]	5.500		12/01/2029	93,433
29,030,000	Salt Verde, AZ Financial Corp.[1]	5.500		12/01/2037	24,337,591
55,000	Show Low Bluff, AZ Community Facilities District Special Assessment[1]	5.200		07/01/2017	50,129
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	1,290,006
3,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350		07/15/2031	2,186,790
4,775,000	Verrado, AZ Community Facilities District No. 1[1]	6.500		07/15/2027	4,145,273
1,775,000	Vistancia, AZ Community Facilities District[1]	6.750		07/15/2022	1,822,694
500,000	Westpark, AZ Community Facilities District[1]	5.250		07/15/2031	359,500

					76,810,497

Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)[1]	5.375		03/01/2038	279,966
2,480,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[1]	6.250		02/01/2038	1,704,330

					1,984,296

California—18.6%
675,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	639,185
880,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2029	773,485
1,700,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	1,486,497
1,400,000	Antelope Valley, CA Healthcare District[1]	5.250		09/01/2017	1,322,986
1,370,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2027	1,071,929
4,410,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2037	3,159,059
20,000	Beaumont, CA Financing Authority, Series B1	5.875		09/01/2023	19,167
16,500,000	CA County Tobacco Securitization Agency	5.714	[3]	06/01/2046	272,250
7,000,000	CA County Tobacco Securitization Agency	6.500	[3]	06/01/2046	169,680
17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$6,000,000	CA County Tobacco Securitization Agency	6.650%[3]		06/01/2046	$120,960
129,820,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2050	1,346,233
7,875,000	CA County Tobacco Securitization Agency	7.234	[3]	06/01/2033	588,263
38,650,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	193,637
8,000,000	CA County Tobacco Securitization Agency	7.750	[3]	06/01/2046	132,000
2,715,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	1,816,199
9,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	6,060,687
100,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	79,139
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600		06/01/2036	3,604,550
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	109,286
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	3,661,050
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	15,706,320
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[3]	06/01/2046	1,534,500
15,000,000	CA Dept. of Veterans Affairs Home Purchase[2]	4.500		12/01/2023	13,805,100
1,750,000	CA Educational Facilities Authority (Fresno Pacific University)[1]	6.750		03/01/2019	1,752,573
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	2,907,658
75,970,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[4]	06/01/2037	42,492,300
1,185,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	772,099
19,735,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	11,635,361
414,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.973	[3]	06/01/2047	5,978,160
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	1,588,400
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	19,778,000
20,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[2]	5.250		11/15/2046	17,121,562
25,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	23,402
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950		11/15/2039	514,940
2,000,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	2,052,560
30,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	33,198,600
1,000,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400		08/15/2045	911,170
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	253,013
2,875,000	CA Public Works[1]	6.000		03/01/2035	2,822,761
12,570,000	CA Public Works[1]	6.125		11/01/2029	12,695,574
2,500,000	CA Public Works[1]	6.375		11/01/2034	2,547,475
25,750,000	CA Public Works[1]	6.625		11/01/2034	26,821,200
2,500,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	2,387,925
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[3]	06/01/2036	486,150
2,000,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000		07/01/2040	1,743,000
18 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,615,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000%		09/01/2027	$1,083,633
5,015,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2036	2,996,864
200,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.500		09/01/2029	184,994
500,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.750		09/01/2040	458,930
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2036	1,432,800
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	528,892
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	758,780
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	1,402,780
970,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	598,063
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	347,546
250,000	Hemet, CA Unified School District[1]	5.125		09/01/2036	192,353
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750		09/01/2039	383,760
60,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.625	[3]	06/01/2036	2,348,400
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	1,002,000
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[3]	06/01/2057	807,867
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	774,480
175,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	156,632
155,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	137,688
135,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	119,409
150,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	131,984
205,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	179,861
25,000	Lake Elsinore, CA Public Financing Authority[1]	6.375		10/01/2033	22,453
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2025	1,066,559
1,245,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2030	998,776
2,450,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2035	1,902,891
200,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	156,010
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250		09/01/2029	418,321
1,000,000	Lancaster, CA Financing Authority (School District)[1]	5.000		02/01/2026	832,790
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[1]	5.250		07/01/2030	3,423,228
680,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	587,942
19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125%		12/01/2024	$2,088,188
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3[1]	5.000		09/01/2037	266,406
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	1,720,800
5,000,000	Moreno Valley, CA Community Redevel. Agency[1]	5.000		08/01/2032	4,074,150
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	469,193
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2027	511,104
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	884,425
20,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500		06/01/2045	12,555,800
4,250,000	Oakland, CA GO1	6.000		01/15/2034	4,335,935
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[1]	5.750		10/01/2030	853,665
7,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.625		11/01/2029	6,841,310
1,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.750		11/01/2039	975,120
365,000	Perris, CA Community Facilities District Special Tax[1]	5.300		09/01/2035	291,730
555,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2026	439,937
1,550,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2037	1,110,327
645,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2037	467,831
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350		09/01/2036	947,671
2,700,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500		03/01/2040	2,488,428
1,000,000	Romoland, CA School District Special Tax Community Facilities District[1]	5.400		09/01/2036	802,860
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2035	295,969
350,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.750		09/01/2040	298,708
20,390,000	San Diego, CA Unified School District[1]	0.000	[4]	07/01/2048	5,132,571
22,550,000	San Diego, CA Unified School District	5.990	[3]	07/01/2039	3,465,935
15,985,000	San Diego, CA Unified School District	5.990	[3]	07/01/2040	2,217,439
1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000		08/01/2027	1,716,844
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.625		03/01/2018	6,561,450
29,445,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	17,608,699
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	225,638
20 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$47,250,000	Southern CA Tobacco Securitization Authority	7.100%[3]		06/01/2046	$766,868
11,930,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	7,861,751
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000		09/01/2037	180,936
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	1,129,360
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	493,700
10,500,000	University of California (Regents Medical Center)[2]	5.000		05/15/2037	10,134,495
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	79,167
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	805,249
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2[1]	5.000		09/01/2036	1,486,917

					376,179,307

Colorado—4.3%
5,000,000	Arkansas River, CO Power Authority[1]	5.250		10/01/2032	4,343,700
11,690,000	Arkansas River, CO Power Authority[1]	6.000		10/01/2040	11,033,957
750,000	Arkansas River, CO Power Authority[1]	6.125		10/01/2040	730,433
70,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	56,728
1,000,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	728,620
2,800,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	1,970,136
4,320,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,368,650
935,000	CO Central Marksheffel Metropolitan District[1]	7.250		12/01/2029	885,062
6,700,000	CO Compark Business Campus Metropolitan District[1]	5.600		12/01/2034	4,909,693
500,000	CO Copperleaf Metropolitan District No. 2[1]	5.850		12/01/2026	363,670
625,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	412,588
500,000	CO Crystal Crossing Metropolitan District[1]	6.000		12/01/2036	332,465
10,000	CO Deer Creek Metropolitan District[1]	5.000		12/01/2026	9,838
125,000	CO E-470 Public Highway Authority	6.814	[3]	09/01/2025	44,351
500,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)[1]	5.625		12/01/2036	373,230
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)[1]	6.125		06/15/2040	1,413,480
5,000,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000		07/01/2042	2,500,100
10,000	CO Educational and Cultural Facilities Authority (University of Northern Colorado)[1]	5.000		07/01/2031	8,720
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	345,745
1,000,000	CO Elkhorn Ranch Metropolitan District[1]	6.375		12/01/2035	760,780
500,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	378,215
750,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	695,093
21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Colorado Continued
$10,000	CO Health Facilities Authority (Denver Options)[1]	5.375%	02/01/2022	$8,445
30,000	CO Health Facilities Authority (Denver Options)[1]	5.625	02/01/2032	23,008
10,000	CO Health Facilities Authority (National Jewish Medical & Research Center)[1]	5.375	01/01/2023	9,240
500,000	CO Heritage Todd Creek Metropolitan District[1]	5.500	12/01/2037	328,110
500,000	CO High Plains Metropolitan District[1]	6.250	12/01/2035	364,310
234,000	CO Horse Creek Metropolitan District[1]	5.750	12/01/2036	160,229
500,000	CO Huntington Trails Metropolitan District[1]	6.250	12/01/2036	440,875
456,000	CO International Center Metropolitan District No. 3[1]	6.500	12/01/2035	326,291
500,000	CO Liberty Ranch Metropolitan District[1]	6.250	12/01/2036	362,865
625,000	CO Madre Metropolitan District No. 2[1]	5.500	12/01/2036	363,569
2,770,000	CO Murphy Creek Metropolitan District No. 3[6]	6.000	12/01/2026	1,380,402
2,850,000	CO Murphy Creek Metropolitan District No. 3	6.125	12/01/2035	1,406,390
2,650,000	CO North Pines Metropolitan District[1]	6.750	12/01/2036	2,055,208
1,945,000	CO North Range Metropolitan District No. 1[1]	5.000	12/15/2024	1,558,684
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2018	1,161,438
500,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2037	391,710
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125	12/01/2025	810,400
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250	12/01/2035	1,402,875
750,000	CO Potomac Farms Metropolitan District[1]	7.250	12/01/2037	533,603
125,000	CO Potomac Farms Metropolitan District[1]	7.625	12/01/2023	112,374
470,000	CO Prairie Center Metropolitan District No. 3[1]	5.250	12/15/2021	399,763
805,000	CO Prairie Center Metropolitan District No. 3[1]	5.400	12/15/2031	606,044
750,000	CO Regency Metropolitan District[1]	5.750	12/01/2036	520,898
20,000,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.500	01/15/2030	19,827,200
15,000	CO Ridges Metropolitan District Mesa County[1]	6.100	10/15/2013	15,051
1,000,000	CO Serenity Ridge Metropolitan District No. 2	7.500	12/01/2034	479,400
270,000	CO Silver Dollar Metropolitan District[1]	5.100	12/01/2030	197,735
500,000	CO Silver Peaks Metropolitan District[1]	5.750	12/01/2036	337,950
1,000,000	CO Sorrell Ranch Metropolitan District	6.750	12/15/2036	793,010
666,000	CO Tallgrass Metropolitan District[1]	5.250	12/01/2037	504,329
540,000	CO Tallyns Reach Metropolitan District No. 3[1]	5.100	12/01/2026	485,109
500,000	CO Traditions Metropolitan District No. 2[1]	5.750	12/01/2036	393,615
1,129,000	CO Wheatlands Metropolitan District[1]	6.000	12/01/2025	903,087
500,000	CO Wheatlands Metropolitan District[1]	6.125	12/01/2035	363,895
250,000	CO Woodmen Heights Metropolitan District No. [1]	6.750	12/01/2020	122,980
4,500,000	CO Woodmen Heights Metropolitan District No. [1]	7.000	12/01/2030	2,158,110
10,000,000	Ebert, CO Metropolitan District[1]	5.350	12/01/2037	6,861,300
22 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$175,000	Fairplay, CO Sanitation District[1]	5.250%		12/15/2031	$133,474
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000		12/01/2018	183,267
2,570,000	Loveland, CO Special Assessment[1]	5.625		07/01/2029	1,861,837
25,000	Public Authority for CO (Natural Gas Energy)[1]	6.250		11/15/2028	25,841
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	467,830
30,000	University of Colorado Hospital Authority[1]	5.200		11/15/2017	30,028
20,000	University of Colorado Hospital Authority[1]	5.250		11/15/2022	20,000

					86,557,033

Connecticut—0.3%
75,000	CT Devel. Authority (Church Homes)[1]	5.800		04/01/2021	71,883
785,000	CT H&EFA (Bridgeport Hospital)[1]	6.625		07/01/2018	794,491
35,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	5.250		07/01/2015	35,047
15,000	CT H&EFA (DKH)[1]	5.375		07/01/2016	15,044
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375		07/01/2026	220,018
230,000	CT H&EFA (Ethel Walker School)[1]	6.000		07/01/2039	209,378
15,000	CT H&EFA (Lawrence & Memorial Hospital)[1]	5.000		07/01/2013	15,021
50,000	CT H&EFA (Middlesex Hospital)[1]	5.125		07/01/2017	50,023
10,000	CT H&EFA (Sacred Heart University)[1]	5.000		07/01/2028	9,038
500,000	Georgetown, CT Special Taxing District	5.125		10/01/2036	241,455
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B	5.750		09/01/2027	4,034,625

					5,696,023

Delaware—0.3%
3,900,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	2,524,275
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2025	735,610
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2030	428,828
2,310,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,534,025

					5,222,738

District of Columbia—0.7%
825,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	774,106
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[3]	06/15/2046	1,595,405
304,205,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.924	[3]	06/15/2046	7,343,509
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	1.060	[3]	10/01/2041	4,541,745

					14,254,765
23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida—17.1%
$770,000	Aberdeen, FL Community Devel. District[6]	5.250%	11/01/2015	$417,109
715,000	Aberdeen, FL Community Devel. District[6]	5.500	05/01/2036	347,683
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750	12/01/2030	104,242
2,000,000	Amelia Concourse, FL Community Devel. District[5,6]	5.750	05/01/2038	755,080
1,125,000	Arlington Ridge, FL Community Devel. District	5.500	05/01/2036	444,038
105,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing)[1]	6.000	10/01/2029	92,181
1,385,000	Avelar Creek, FL Community Devel. District[1]	5.375	05/01/2036	1,001,203
435,000	Avignon Villages, FL Community Devel. District[5,6]	5.300	05/01/2014	108,141
250,000	Avignon Villages, FL Community Devel. District[5,6]	5.400	05/01/2037	62,150
395,000	Bahia Lakes, FL Community Devel. District[1]	5.450	05/01/2037	297,186
1,575,000	Bainebridge, FL Community Devel. District[1]	5.500	05/01/2038	937,283
65,000	Baker County, FL Hospital Authority[1]	5.300	12/01/2023	51,819
1,785,000	Bay Laurel Center, FL Community Devel. District[1]	5.450	05/01/2037	1,403,028
1,485,000	Baywinds, FL Community Devel. District[1]	5.250	05/01/2037	736,397
50,000	Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)[1]	5.300	01/01/2023	44,126
1,950,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000	05/01/2038	1,388,595
2,450,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.500	11/01/2029	2,362,388
11,000,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.750	11/01/2039	10,471,010
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.625	04/01/2034	22,927
200,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	5.625	10/01/2027	178,038
380,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2025	356,539
1,300,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	846,209
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment[5,6]	5.500	05/01/2038	1,117,240
1,500,000	City Center, FL Community Devel. District[5,6]	6.000	05/01/2038	636,465
1,675,000	Clearwater Cay, FL Community Devel. District[5,6]	5.500	05/01/2037	635,998
1,245,000	Connerton West, FL Community Devel. District[5,6]	5.125	05/01/2016	472,353
1,520,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	1,022,337
2,685,000	Cordoba Ranch, FL Community Devel. District Special Assessment[5,6]	5.550	05/01/2037	1,012,782
405,000	Coronado, FL Community Devel. District[1]	6.000	05/01/2038	347,697
4,365,000	Creekside, FL Community Devel. District[5,6]	5.200	05/01/2038	1,827,626
875,000	Crosscreek, FL Community Devel. District	5.500	05/01/2017	327,425
415,000	Crosscreek, FL Community Devel. District	5.600	05/01/2039	155,293
24 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$5,690,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350%	05/01/2037	$2,690,801
1,055,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	980,791
10,000	Dania, FL Sales Tax[1]	5.000	10/01/2025	9,462
25,000	Destin, FL Community Redevel. Agency (Town Center Area)[1]	5.300	05/01/2027	18,193
1,815,000	Dupree Lakes, FL Community Devel. District[1]	5.375	05/01/2037	1,363,337
915,000	Durbin Crossing, FL Community Devel. District Special Assessment	5.250	11/01/2015	671,317
10,000	Duval County, FL HFA (C.A.U. Eagles Point North/ C.A.U. Cedars Obligated Group)[1]	5.650	07/01/2022	9,253
285,000	East Homestead, FL Community Devel. District[5,6]	5.000	05/01/2011	225,720
2,400,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	1,710,288
1,365,000	East Homestead, FL Community Devel. District[1]	5.450	11/01/2036	1,095,358
25,000	Enterprise, FL Community Devel. District[1]	5.700	05/01/2029	24,999
685,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	695,515
2,345,000	Escambia County, FL Health Facilities Authority (Baptist Manor/Baptist Hospital Obligated Group)[1]	6.000	08/15/2036	2,233,331
10,000	Escambia County, FL Utilities Authority[1]	6.250	01/01/2015	10,947
7,470,000	Fiddler’s Creek, FL Community Devel. District No. 2[5,6]	6.000	05/01/2038	2,384,424
300,000	FL Capital Trust Agency (AHF Florida LLC)	8.125	10/01/2038	27,270
2,550,000	FL Capital Trust Agency (American Opportunity)	5.875	06/01/2038	815,592
5,665,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[5,6]	7.000	07/15/2032	2,737,101
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[5,6]	8.260	07/15/2038	906,131
750,000	FL Capital Trust Agency (Miami Community Charter School)[1]	7.000	10/15/2040	649,463
10,440,000	FL COP (Dept. of Management Services)[2]	5.250	08/01/2028	10,275,779
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	20,022
230,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	203,679
1,250,000	FL Higher Educational Facilities Financial Authority (Bethune-Cookman University)[1]	5.375	07/01/2032	1,192,625
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	785,059
1,000,000	FL New Port Tampa Bay Community Devel. District[5,6]	5.300	11/01/2012	306,700
7,220,000	FL New Port Tampa Bay Community Devel. District[5,6]	5.875	05/01/2038	2,214,374
500,000	FL Parker Road Community Devel. District	5.350	05/01/2015	284,750
485,000	FL Parker Road Community Devel. District	5.600	05/01/2038	262,036
950,000	FL Principal One Community Devel. District[1]	5.650	05/01/2035	817,960
60,000	FL State Board of Education[1]	5.000	06/01/2024	60,034
3,945,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	2,853,142
25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,065,000	Fontainbleau Lakes, FL Community Devel. District[5,6]	6.000%	05/01/2015	$1,485,974
890,000	Fontainbleau Lakes, FL Community Devel. District[5,6]	6.000	05/01/2038	640,444
586,868	Forest Creek, FL Community Devel. District[1,6]	5.450	05/01/2036	360,073
150,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	122,615
10,000,000	Grand Bay at Doral, FL Community Devel. District[6]	6.000	05/01/2017	3,494,000
3,000,000	Grand Bay at Doral, FL Community Devel. District[6]	6.000	05/01/2039	1,048,200
3,580,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[5,6]	5.500	05/01/2038	1,538,684
16,000,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2032	14,993,120
1,745,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	1,292,190
915,000	Heritage Harbour South, FL Community Devel. District[1]	6.500	05/01/2034	822,265
195,000	Heritage Isles, FL Community Devel. District[5,6]	7.100	10/01/2023	75,375
1,215,000	Heritage Plantation, FL Community Devel. District	5.400	05/01/2037	485,271
10,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	10,109
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A5,6	5.500	05/01/2036	118,476
565,000	Highlands, FL Community Devel. District[5,6]	5.000	05/01/2011	282,048
9,300,000	Highlands, FL Community Devel. District[5,6]	5.550	05/01/2036	4,706,079
745,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	669,152
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.400	10/01/2028	23,045
5,000,000	Hillsborough County, FL IDA (University Community Hospital)[1]	8.000	08/15/2032	6,816,150
875,000	Indigo, FL Community Devel. District	5.750	05/01/2036	482,239
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,114
25,000	Jacksonville, FL Sales Tax[1]	5.000	10/01/2030	24,523
5,500,000	Keys Cove, FL Community Devel. District[1]	5.500	05/01/2036	4,195,675
220,000	Lake Frances, FL Community Devel. District Special Assessment[5,6]	5.300	05/01/2037	130,878
75,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	72,633
250,000	Lakeside Landings, FL Devel. District[5,6]	5.500	05/01/2038	102,300
4,915,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	3,311,874
3,935,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	2,641,526
4,500,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.750	10/01/2032	3,361,140
500,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	380,760
500,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	331,100
2,020,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,500,395
2,490,000	Madeira, FL Community Devel. District	5.250	11/01/2014	1,723,105
2,465,000	Madeira, FL Community Devel. District	5.450	05/01/2039	1,520,116
26 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$530,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000%	07/01/2025	$452,233
1,775,000	Magnolia Creek, FL Community Devel. District[5,6]	5.900	05/01/2039	851,468
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	815,798
8,975,000	Meadow Pines, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	7,200,014
4,375,000	Mediterranea, FL Community Devel. District Special Assessment[5,6]	5.600	05/01/2037	2,164,313
50,000	Miami, FL Health Facilities Authority (Catholic Health East)[1]	5.250	11/15/2028	46,811
15,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[2]	5.000	10/01/2041	13,820,700
7,140,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	5,509,938
3,380,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	2,843,560
3,800,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	2,789,238
9,385,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	5,412,893
10,845,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	7,155,639
210,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.250	10/01/2014	210,221
580,000	Naturewalk, FL Community Devel. District	5.300	05/01/2016	289,884
485,000	Naturewalk, FL Community Devel. District	5.500	05/01/2038	242,403
470,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	359,564
7,340,000	Oakland, FL Charter School[1]	6.950	12/01/2032	6,597,192
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[5,6]	5.250	05/01/2012	469,002
500,000	Oakmont Grove, FL Community Devel. District Special Assessment[5,6]	5.400	05/01/2038	174,350
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	304,596
800,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	811,936
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	199,333
10,000,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	9,730,200
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[5,6]	7.000	07/01/2036	622,900
50,000	Palm Beach County Plantation, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	48,739
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	115,100
27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625%	12/01/2031	$21,527
2,040,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,172,878
1,170,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	829,998
2,400,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	1,754,304
460,000	Palm River, FL Community Devel. District[5,6]	5.150	05/01/2013	182,620
510,000	Palm River, FL Community Devel. District[5,6]	5.375	05/01/2036	202,470
4,510,000	Palma Sola Trace, FL Community Devel. District[1]	5.750	05/01/2035	3,650,620
2,510,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	2,051,373
2,205,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,637,014
1,425,000	Pine Ridge Plantation, FL Community Devel. District[5,6]	5.400	05/01/2037	890,369
1,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	1,156,230
430,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	346,442
25,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	25,784
550,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	433,686
670,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	308,763
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[5,6]	5.250	05/01/2012	1,065,864
490,000	Portofino Cove, FL Community Devel. District Special Assessment[5,6]	5.500	05/01/2038	195,608
285,000	Portofino Landings, FL Community Devel. District Special Assessment[5,6]	5.200	05/01/2017	113,772
980,000	Portofino Landings, FL Community Devel. District Special Assessment[5,6]	5.400	05/01/2038	391,216
265,000	Portofino Springs, FL Community Devel. District Special Assessment[5,6]	5.500	05/01/2038	113,818
17,765,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	13,251,979
10,840,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	8,252,926
1,710,000	Reunion East, FL Community Devel. District[5,6]	5.800	05/01/2036	834,993
6,025,000	Reunion East, FL Community Devel. District, Series A	7.375	05/01/2033	4,090,794
2,405,000	Reunion West, FL Community Devel. District[6]	6.250	05/01/2036	1,226,382
1,480,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	741,865
2,500,000	River Glen, FL Community Devel. District Special Assessment[5,6]	5.450	05/01/2038	964,525
1,165,000	Riverwood Estates, FL Community Devel. District Special Assessment[5,6]	5.350	05/01/2037	200,264
160,000	Rolling Hills, FL Community Devel. District[1]	5.450	05/01/2037	87,146
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	189,240
28 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Florida Continued
$4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500%		07/01/2040	$3,994,428
3,505,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750		07/01/2030	3,304,549
23,750,000	Sarasota, FL National Community Devel. District Special Assessment[5,6]	5.300		05/01/2039	4,747,625
2,285,000	Shingle Creek, FL Community Devel. District[5,6]	6.100		05/01/2025	895,035
6,340,000	Shingle Creek, FL Community Devel. District[5,6]	6.125		05/01/2037	2,483,378
2,875,000	Six Mile Creek, FL Community Devel. District	5.875	[7]	05/01/2038	931,788
1,985,000	South Bay, FL Community Devel. District[5,6]	5.125		11/01/2009	633,811
3,750,000	South Bay, FL Community Devel. District[5,6]	5.375		05/01/2013	813,000
5,400,000	South Bay, FL Community Devel. District[5,6]	5.950		05/01/2036	1,724,220
2,725,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125		05/01/2034	2,198,721
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	1,420,890
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250		10/01/2041	273,524
845,000	Stonegate, FL Community Devel. District[1]	6.000		05/01/2024	807,026
995,000	Stonegate, FL Community Devel. District[1]	6.125		05/01/2034	920,236
2,520,000	Stoneybrook, FL South Community Devel. District	5.800		05/01/2039	1,070,496
695,000	Summerville, FL Community Devel. District[5,6]	5.500		05/01/2036	313,438
2,000,000	Sweetwater Creek, FL Community Devel. District	5.500	[7]	05/01/2038	898,800
105,000	Tavares, FL Water & Sewer[1]	5.500		10/01/2030	104,990
6,020,000	Tern Bay, FL Community Devel. District[5,6]	5.000		05/01/2015	1,485,134
500,000	Tern Bay, FL Community Devel. District[5,6]	5.375		05/01/2037	123,350
4,745,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000		05/01/2036	3,059,291
235,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250		05/01/2037	142,499
9,135,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.800		05/01/2035	6,806,580
9,015,000	Two Creeks, FL Community Devel. District[1]	5.250		05/01/2037	5,520,155
5,650,000	Verandah East, FL Community Devel. District[1]	5.400		05/01/2037	2,647,251
4,370,000	Verandah, FL Community Devel District[1]	5.250		05/01/2036	3,151,469
1,050,000	Verano Center, FL Community Devel. District[1]	5.375		05/01/2037	567,200
9,090,000	Verona Walk, FL Community Devel. District[1]	5.375		05/01/2037	6,571,343
1,000,000	Villa Portofino East, FL Community Devel. District[1]	5.200		05/01/2037	711,270
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[5,6]	5.350		05/01/2017	1,290,708
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[5,6]	5.550		05/01/2039	211,336
1,575,000	Villages of Westport, FL Community Devel. District	5.700		05/01/2035	879,370
6,795,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150		05/01/2038	4,091,949
29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$4,945,000	Vista, FL Community Devel. District Special Assessment[1]	5.375%	05/01/2037	$3,696,536
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[5,6]	5.125	05/01/2013	445,350
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[5,6]	5.500	05/01/2037	733,343
1,250,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	768,088
785,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375	05/01/2039	383,951
5,860,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	2,978,755
3,276,156	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	2,941,923
950,000	Waterlefe, FL Community Devel. District Golf Course[5,6]	8.125	10/01/2025	7,885
6,605,000	Waters Edge, FL Community Devel. District[1]	5.300	05/01/2036	5,269,337
805,000	Waters Edge, FL Community Devel. District[5,6]	5.350	05/01/2039	353,959
250,000	Waters Edge, FL Community Devel. District[5,6]	5.400	05/01/2039	109,925
1,785,000	Waterstone, FL Community Devel. District[5,6]	5.500	05/01/2018	712,929
655,000	West Villages, FL Improvement District	5.350	05/01/2015	494,905
4,020,000	West Villages, FL Improvement District[5,6]	5.500	05/01/2037	1,778,327
3,425,000	West Villages, FL Improvement District	5.500	05/01/2038	1,584,302
7,350,000	West Villages, FL Improvement District	5.800	05/01/2036	3,409,371
4,925,000	Westridge, FL Community Devel. District[5,6]	5.800	05/01/2037	1,867,560
5,840,000	Westside, FL Community Devel. District[6]	5.650	05/01/2037	2,368,062
690,000	World Commerce, FL Community Devel. District Special Assessment[5,6]	5.500	05/01/2038	220,890
5,240,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125	05/01/2035	4,270,548
2,800,000	World Commerce, FL Community Devel. District Special Assessment[5,6]	6.500	05/01/2036	900,452
2,250,000	Wyld Palms, FL Community Devel. District[5,6]	5.400	05/01/2015	694,350
1,445,000	Wyld Palms, FL Community Devel. District[5,6]	5.500	05/01/2038	445,927
450,000	Zephyr Ridge, FL Community Devel. District[5,6]	5.250	05/01/2013	178,515
990,000	Zephyr Ridge, FL Community Devel. District[5,6]	5.625	05/01/2037	392,733

				344,739,967

Georgia—1.8%
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.000	07/01/2036	7,864,796
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,550,073
10,000	Atlanta, GA HDC (Bedford Tower)[1]	6.250	01/01/2015	10,026
30 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$1,500,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500%	01/01/2031	$1,489,140
255,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	248,811
1,000,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.375	01/01/2026	860,100
250,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.500	01/01/2034	203,103
10,000	Clark County, GA Hospital Authority (Athens Regional Medical)[1]	5.250	01/01/2029	9,829
15,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.000	08/15/2028	12,735
30,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)[1]	5.375	08/15/2016	30,019
8,470,000	DeKalb County, GA Devel. Authority Public Purpose[1]	5.500	12/10/2023	7,836,698
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)[1]	5.400	11/01/2030	10,000
3,540,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,541,487
5,275,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	5,277,216
100,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.125	10/01/2016	100,028
10,000	Fulton County, GA Hospital Authority (Northside Hospital)	5.375	10/01/2012	10,017
3,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	1,795,470
200,000	GA Hsg. and Finance Authority (Hunters Grove)[1]	5.850	01/01/2017	200,306
5,000,000	GA Main Street Natural Gas[1]	5.500	09/15/2026	4,733,900
25,000	GA Municipal Electric Authority[1]	6.600	01/01/2018	28,722
125,000	GA Private Colleges & University Authority (Mercer University)[1]	5.375	06/01/2031	106,005
775,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Motor Vehicle Safety)[1]	5.000	06/15/2021	776,372
500,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2024	489,010
30,000	Ware County, GA Hospital Authority (Southeast Health Unit)[1]	6.625	03/01/2017	30,043

				37,213,906

Hawaii—0.0%
750,000	HI Dept. of Budget & Finance Special Purpose (15 Craigside)	9.000	11/15/2044	827,918

Idaho—0.4%
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	6.250	07/01/2045	850,760
55,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.700	07/01/2024	55,045
5,000	ID Hsg. Agency (Single Family Mtg.)	5.800	07/01/2025	5,002
31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Idaho Continued
$5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	6.000%	08/01/2028	$4,167,025
2,980,000	Twin Falls, ID Urban Renewal Agency, Series A1	5.450	08/01/2022	2,537,291

				7,615,123

Illinois—12.6%
600,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	484,086
1,825,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,629,305
670,000	Bourbonnais, IL Industrial (Olivet NazareneUniversity)[1]	5.500	11/01/2040	611,650
1,500,000	Bourbonnais, IL Industrial (Olivet NazareneUniversity)[1]	6.000	11/01/2035	1,456,575
235,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2035	206,156
6,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2037	5,834,160
10,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2040	9,667,700
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,385,000
949,000	Cortland, IL Special Tax (Sheaffer System)	5.500	03/01/2017	588,266
395,000	Country Club Hills, IL GO1	5.000	12/01/2026	342,023
410,000	Country Club Hills, IL GO1	5.000	12/01/2027	348,516
435,000	Country Club Hills, IL GO1	5.000	12/01/2028	364,034
455,000	Country Club Hills, IL GO1	5.000	12/01/2029	375,207
475,000	Country Club Hills, IL GO1	5.000	12/01/2030	385,928
500,000	Country Club Hills, IL GO1	5.000	12/01/2031	399,285
1,040,000	Country Club Hills, IL GO1	5.000	12/01/2032	818,449
168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400	03/01/2016	159,402
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	237,165
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[5,6]	5.375	03/01/2016	649,125
2,225,000	Harvey, IL GO	5.500	12/01/2027	1,964,230
1,000,000	Harvey, IL GO	5.625	12/01/2032	871,320
5,700,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,226,721
65,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	58,578
2,200,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	2,062,654
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,640,371
3,750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	3,063,113
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	563,003
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	778,872
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2031	7,056,920
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	699,930
32 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500%	02/01/2023	$145,787
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,099,864
500,000	IL Finance Authority (Luther Oaks)[1]	5.700	08/15/2028	387,860
500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	378,495
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/ Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	705,150
2,108,612	IL Finance Authority (Monarch Landing)[8]	7.000	12/01/2027	21
3,584,640	IL Finance Authority (Monarch Landing)[8]	7.000	12/01/2037	36
1,750,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2027	1,308,878
2,000,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2031	1,416,260
2,745,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2032	1,928,610
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	20,495,600
100,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	101,329
10,190,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	10,869,979
15,000,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	13,932,450
5,000,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	4,864,150
3,250,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2032	2,902,770
1,000,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2037	881,730
5,495,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	5,340,481
28,415,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	28,482,628
5,755,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	5,738,771
3,750,000	IL Finance Authority (Sedgebrook)[6,8]	6.000	11/15/2027	38
10,000,000	IL Finance Authority (Sedgebrook)[6,8]	6.000	11/15/2037	100
10,000,000	IL Finance Authority (Sedgebrook)[6,8]	6.000	11/15/2042	100
10,645,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)[1]	7.000	08/15/2044	11,003,311
4,765,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	4,455,894
1,500,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2040	1,417,635
2,000,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2046	1,886,060
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[5,6]	5.125	06/01/2035	1,645,530
5,000,000	IL Health Facilities Authority (Covenant Retirement Communities)[1]	5.625	12/01/2032	4,361,750
60,000	IL Health Facilities Authority (Decatur Memorial Hospital)[1]	5.375	11/15/2021	60,010
70,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	63,234
10,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.000	08/15/2027	8,000
35,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	31,286
75,000	IL Health Facilities Authority (Loyola University)[1]	5.000	07/01/2024	66,878
33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$15,000	IL Health Facilities Authority (Northwestern Medical Faculty Foundation)[1]	5.125%	11/15/2028	$13,115
80,000	IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial Health Services Corp. Obligated Group)[1]	5.000	08/15/2021	69,451
25,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.500	02/15/2016	25,023
85,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.750	02/15/2022	85,011
5,680,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	5,387,594
25,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.250	06/15/2050	21,562,250
15,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.500	06/15/2050	13,713,600
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	301,699
60,000	Lake County, IL HFC, Series A1	6.700	11/01/2014	60,186
4,431,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	3,559,600
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,250,796
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2036	300,975
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)	6.125	03/01/2040	698,546
480,000	Markham, IL GO1	5.750	02/01/2028	442,358
1,250,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	985,550
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	358,365
5,300,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	4,860,683
2,135,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	1,448,064
30,000	Springfield, IL Water[1]	5.400	03/01/2015	30,086
12,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.750	04/01/2038	12,381,360
1,975,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	1,596,886
985,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	744,059
3,914,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	3,261,536
1,800,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	1,499,508
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[1]	6.250	03/01/2035	863,732

				253,408,452
34 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Indiana—1.6%
$2,500,000	Anderson, IN Redevel. District[1]	6.000%	02/01/2026	$2,291,775
1,700,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	1,526,379
6,300,000	Carmel, IN Redevel. District COP[1]	7.750	01/15/2030	6,522,579
5,075,000	Carmel, IN Redevel. District COP[1]	8.000	01/15/2035	5,310,886
4,030,000	Dekalb City, IN Hospital Authority (Dekalb Memorial Hospital)[1]	5.000	08/01/2016	3,638,244
1,000,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	974,100
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	976,560
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	367,107
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	30,014
15,000	IN Health Facility Financing Authority (Deaconess Hospital)[1]	5.500	03/01/2029	14,053
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	947,380
3,785,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	3,519,293
2,000,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000	02/01/2039	1,978,220
70,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	67,570
55,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	53,091
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[5,6]	7.125	07/01/2022	1,796,925
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	1,971,203
100,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.500	02/15/2021	59,850

				32,045,229

Iowa—2.5%
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	731,870
25,000	Hills, IA (Mercy Hospital)[1]	5.000	08/15/2028	23,753
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	616,905
400,000	IA Finance Authority (Boys & Girls Home and Family Services)	5.900	12/01/2028	237,708
500,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.750	11/15/2019	477,545
1,000,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.000	11/15/2024	918,130
490,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	331,387
7,975,000	IA Tobacco Settlement Authority[1]	5.375	06/01/2038	5,637,129
9,500,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	6,254,040
53,520,000	IA Tobacco Settlement Authority (TASC)[1]	5.625	06/01/2046	35,164,246

				50,392,713
35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Kansas—0.2%
$1,335,000	Hays, KS Sales Tax[1]	6.000%	01/01/2025	$1,116,113
95,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	95,010
633,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	589,646
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,687,187
25,000	Topeka, KS Economic Devel. (YMCA of Topeka)[1]	7.250	09/01/2022	23,879

				3,511,835

Kentucky—0.0%
30,000	Jefferson County, KY Health Facilities (Alliant Health System)[1]	5.125	10/01/2027	26,605
75,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.250	07/01/2022	74,901
5,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	4,867
80,000	KY Hsg. Corp.[1]	5.200	07/01/2022	80,316
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	13,031

				199,720

Louisiana—2.5%
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,536,018
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,216,650
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	879,100
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	14,774
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	1,331,795
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	854,060
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2027	1,385,493
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2035	2,872,158
620,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	7.500	09/01/2016	580,060
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,247,676
3,000,000	LA Local Government EF&CD Authority (Woman’s Hospital Foundation)[1]	6.000	10/01/2040	2,796,090
25,000	LA Public Facilities Authority (Dillard University)[1]	5.300	08/01/2026	26,770
19,250,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[1]	6.750	07/01/2039	19,706,995
36 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Louisiana Continued
$45,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.500%	08/15/2019	$40,849
2,495,000	LaFourche Parish, LA Hsg. Authority (City Place II)[1]	6.700	01/20/2040	2,621,347
2,500,000	Lakeshore Villages, LA Master Community Devel. District[6]	5.250	07/01/2017	1,330,575
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2025	18,013
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2027	64,232
140,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	140,045
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	270,912
40,000	New Orleans, LA Public Improvement District[1]	5.125	12/01/2026	37,999
160,000	Pointe Coupee Parish, LA Pollution Control (Gulf State Utilities Company)[1]	6.700	03/01/2013	158,237
500,000	St. Tammany Parish, LA Hospital Service District (St. Tammany Parish Hospital)[1]	5.000	07/01/2022	476,540

				50,606,388

Maryland—0.4%
10,000	Baltimore, MD Wastewater[1]	5.125	07/01/2042	9,644
25,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	5.750	09/01/2020	21,447
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	6.000	09/01/2032	30,120
4,900,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375	06/01/2033	3,876,929
620,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	5.750	06/01/2029	593,557
520,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	6.000	06/01/2030	484,000
50,000	MD EDC Student Hsg. (Morgan State University)[1]	6.000	07/01/2034	43,002
2,000,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625	10/01/2023	1,467,660
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)[1]	6.000	07/01/2033	53,641
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375	07/01/2020	65,040
979,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250	07/01/2035	783,670
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[1]	5.250	01/01/2037	427,335

				7,856,045

Massachusetts—0.1%
100,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.750	02/01/2029	89,003
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500	01/01/2035	213,977
20,000	MA Devel. Finance Agency (Linden Ponds)[1]	5.750	11/15/2035	13,806
2,445,000	MA Devel. Finance Agency (Linden Ponds)[1]	5.750	11/15/2042	1,609,641
40,000	MA Devel. Finance Agency (Northern Berkshire Community Services)[1]	6.250	08/15/2029	31,925
50,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250	10/01/2037	35,347
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250	07/01/2023	24,245
450,000	MA H&EFA (North Adams Regional Hospital)	6.625	07/01/2018	231,930
37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Massachusetts Continued
$225,000	MA H&EFA (Tufts Medical Center)[1]	5.000%		05/15/2022	$212,054
55,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.300		11/15/2028	46,304
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	265,119

					2,773,351

Michigan—2.2%
30,000	Clare County, MI Sewer Disposal System[1]	5.850		11/01/2021	30,702
680,000	Detroit, MI GO1	5.250		04/01/2016	623,553
10,000	Detroit, MI Local Devel. Finance Authority[1]	5.500		05/01/2021	5,544
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,445,615
2,850,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	3,306,827
170,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375		07/01/2018	158,307
2,200,000	Grand Traverse Academy, MI Public School Academy[1]	4.625		11/01/2027	1,649,208
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750		11/01/2032	712,150
500,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	430,105
300,000	Highland Park, MI Building Authority[1]	7.750		05/01/2018	308,784
50,000	Howell, MI Public Schools[1]	5.000		05/01/2025	49,994
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	534,438
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500		12/01/2040	552,774
155,000	MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated Group)[1]	5.000		02/15/2018	152,830
10,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000		08/15/2018	10,007
75,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000		08/15/2031	70,024
265,000	MI Hospital Finance Authority (Port Huron Hospital/ Marwood Manor Nursing Home)[1]	5.500		07/01/2015	265,798
10,000	MI Hospital Finance Authority (Sisters of Mercy Health System)[1]	5.250		08/15/2021	10,033
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125		12/01/2023	15,711,352
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	15,023
340,000	MI John Tolfree Health System Corp.[1]	6.000		09/15/2023	278,576
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,005,150
11,228,780	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	8,978,533
482,750	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	426,133
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[3]	06/01/2058	5,411,070
38 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500%	06/01/2035	$196,503
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	120,152
40,000	Northern MI University[1]	5.000	12/01/2025	38,600
15,000	Oakland County, MI Sewer Disposal (White Lake Township)[1]	6.000	05/01/2013	15,134
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375	11/01/2030	315,508
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625	11/01/2035	1,037,290
405,000	Pontiac, MI Tax Increment Finance Authority[1]	6.250	06/01/2022	257,997
40,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250	11/15/2031	35,934
10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250	11/15/2035	8,758
100,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	100,354

				45,268,760

Minnesota—0.6%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375	02/15/2032	644,661
1,260,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)[1]	5.700	07/01/2042	879,064
750,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750	02/01/2027	635,055
980,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	853,423
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000	02/01/2031	1,168,469
250,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	221,338
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	1,181,145
179,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	144,364
6,814,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	6,234,401
520,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	438,698

				12,400,618

Mississippi—0.3%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	80,158
45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	45,055
39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Mississippi Continued
$60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[1]	6.800%		04/01/2022	$61,868
965,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750		12/01/2024	926,468
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500		12/01/2035	2,789,555
1,900,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[1]	5.750		04/01/2023	1,763,162

					5,666,266

Missouri—3.5%
95,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.650		03/01/2021	91,602
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625		03/01/2025	160,714
310,000	Branson Hills, MO Infrastructure Facilities[1]	5.000		04/01/2013	302,662
250,000	Branson Hills, MO Infrastructure Facilities[1]	5.500		04/01/2027	174,528
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750		05/01/2026	707,283
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050		05/01/2027	304,680
1,875,000	Branson, MO IDA (Branson Landing)[1]	5.250		06/01/2021	1,601,700
7,800,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950		11/01/2029	6,077,214
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875		12/01/2031	474,107
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500		04/01/2021	349,428
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625		04/01/2027	316,140
250,000	Cottleville, MO COP	5.100		08/01/2023	229,648
765,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650		02/01/2017	652,017
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000		02/01/2030	2,215,296
13,500,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[1]	7.200		05/01/2033	12,048,750
2,575,000	Independence, MO 39th Street Transportation[1]	6.875		09/01/2032	2,332,899
1,245,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150		06/01/2016	1,201,923
1,250,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400		06/01/2024	1,011,925
3,210,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000		03/01/2017	3,094,376
550,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500		03/01/2021	472,054
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750		03/01/2029	191,013
790,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	639,023
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750		11/01/2026	1,706,628
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500		10/01/2031	231,591
10,000	MO H&EFA (FHS/FNH Obligated Group)[1]	5.375		02/15/2014	10,022
10,280,678	MO Hanley/Eager Road Transportation Devel. District, Series A	7.750	[3]	12/01/2023	3,638,332
10,000	MO HDC (Single Family Mtg.)[1]	5.550		03/01/2029	10,002

40 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$237,000	Northwoods, MO Transportation Devel. District[1]	5.850%		02/01/2031	$179,115
1,675,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	4.800		05/01/2016	1,582,440
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000		05/01/2023	1,189,395
350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375		09/01/2032	259,697
1,500,000	Raymore, MO Tax Increment[1]	5.375		03/01/2020	1,106,595
2,750,000	Raymore, MO Tax Increment[1]	5.625		03/01/2028	1,663,723
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625		11/01/2025	2,062,350
6,750,000	St. Joseph, MO IDA (Living Community of St. Joseph)[1]	7.000		08/15/2032	5,845,703
1,000,000	St. Joseph, MO IDA, Series B1	5.375		11/01/2023	851,500
905,000	St. Joseph, MO IDA, Series B1	5.500		11/01/2027	730,172
1,835,000	St. Louis, MO IDA (Southtown Redevel.)[1]	5.125		05/01/2026	1,596,193
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000		08/04/2025	381,289
852,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000		08/21/2026	670,004
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)[1]	5.500		03/09/2027	1,376,010
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	484,862
545,000	St. Louis, MO Tax Increment (Printers Lofts)	6.000		08/21/2026	415,088
803,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	603,198
500,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	366,485
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[1]	6.690		04/21/2029	887,393
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	270,432
3,261,000	St. Louis, MO Tax Increment, Series A1	6.600		01/21/2028	2,696,749
620,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700		04/01/2022	474,381
320,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750		04/01/2027	219,802
365,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.000		10/01/2019	358,467
950,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	889,409
35,000	University of Missouri (System Facilities)[1]	5.000		11/01/2018	35,112
1,000,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2026	682,720
2,500,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2032	1,555,775

					69,679,616

Montana—0.3%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	[4]	09/01/2031	6,636,994
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	317,123

					6,954,117

41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Nebraska—0.3%
$2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600%		09/15/2029	$2,343,806
1,150,000	NE Educational Finance Authority (Concordia University)[1]	5.000		10/01/2037	876,024
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	2,202,728
40,000	Scotts Bluff County, NE Hospital Authority (Regional West Medical Center)[1]	5.250		11/15/2028	37,198

					5,459,756

Nevada—3.2%
15,000,000	Clark County, NV Airport[2]	5.750		07/01/2042	14,869,800
2,000,000	Clark County, NV Airport[1]	5.750		07/01/2042	1,982,640
325,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	226,366
260,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	168,150
20,000,000	Clark County, NV Water Reclamation District[2]	5.250		07/01/2038	19,812,600
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	6.850	[3]	01/01/2019	701,427
1,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[5,6]	7.000		11/15/2034	535,110
1,150,000	Las Vegas, NV Local Improvement Bonds[1]	6.250		06/01/2024	965,103
6,200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625		11/01/2017	5,125,912
1,615,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875		06/01/2021	1,419,940
9,270,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	6.125		06/01/2031	7,236,718
85,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200		08/01/2016	70,700
135,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250		08/01/2017	107,923
275,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	215,031
605,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850		08/01/2018	558,960
980,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2023	812,018
525,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2027	405,841
745,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	544,141
25,000	Reno, NV Capital Improvement[1]	5.125		06/01/2026	22,860
3,280,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	2,989,195
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	6,125,804

					64,896,239

42 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New Hampshire —2.9%
$305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650%[3]		01/01/2029	$54,375
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[3]	01/01/2030	516,713
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[3]	01/01/2023	162,667
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	951,520
500,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	488,625
120,000	NH H&EFA (Catholic Medical Center)[1]	6.125		07/01/2032	113,899
4,010,000	NH H&EFA (Franklin Pierce College)[1]	6.050		10/01/2034	3,198,978
22,000,000	NH H&EFA (LRG Healthcare)[2]	5.500		10/01/2034	21,416,340
1,235,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	1,202,235
21,000,000	NH H&EFA (LRG Healthcare)[2]	7.000		04/01/2038	23,468,550
1,980,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.750		07/01/2023	1,598,414
6,115,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.850		07/01/2033	4,389,592
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[1]	5.500		07/01/2034	37,120
1,270,000	NH HE&HFA (Franklin Pierce College)[1]	5.300		10/01/2028	971,144

					58,570,172

New Jersey—3.6%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	4,863,533
57,275,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	34,213,794
45,240,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	32,953,721

					72,031,048

New Mexico—0.6%
1,495,000	Cabezon, NM Public Improvement District[1]	6.300		09/01/2034	1,212,385
6,115,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2023	5,216,278
20,000	Farmington, NM Hospital (San Juan Medical Center/ Interface, Inc. Obligated Group)[1]	5.000		06/01/2016	20,012
500,000	Mariposa East, NM Public Improvement District[1]	6.000		09/01/2032	349,935
300,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	249,777
3,380,000	NM Educational Assistance Foundation[1]	5.900		09/01/2031	3,226,920
25,000	NM Finance Authority (Workers Compensation Administration Building)[1]	5.600		09/01/2014	25,058
1,925,000	NM Trails Public Improvement District[1]	7.750		10/01/2038	1,640,543
5,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	4,748
100,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	89,469

					12,035,125

New York—1.9%
10,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	5.125		01/15/2044	9,303,100
19,665,000	NYC GO2	5.375		04/01/2039	19,881,086
10,000,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875		11/15/2041	9,246,300

					38,430,486

43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

North Carolina—0.2%
$20,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800%		10/01/2034	$19,059
5,000,000	NC Medical Care Commission Health Care Facilities (Novant Health)[1]	4.750		11/01/2043	4,095,950
625,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	463,925

					4,578,934

North Dakota—0.0%
25,000	Parshall, ND Water[1]	5.500		09/01/2024	24,756
40,000	Williston, ND Water Utility[1]	5.100		05/01/2013	40,100

					64,856

Ohio—6.6%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750		06/01/2031	3,114,920
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000		06/01/2045	2,017,125
25,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[4]	06/01/2037	14,888,000
13,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	10,525,700
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	1,977,672
6,690,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	4,436,942
10,610,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	7,403,870
7,775,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2047	5,121,393
9,750,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000		06/01/2042	6,427,103
46,620,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500		06/01/2047	33,780,852
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[3]	06/01/2047	15,259,673
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[3]	06/01/2052	6,605,270
5,000,000	Butler County, OH Hospital Facilities (UC Health)[1]	5.750		11/01/2040	4,478,500
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	1,751,702
40,000	Cleveland, OH Airport System	5.000		01/01/2031	36,623
180,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000		06/01/2018	179,559
15,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2027	13,935

44 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$295,000	Glenwillow Village, OH GO1	5.875%	12/01/2024	$301,086
25,000	Greene County, OH Economic Devel. (YMCA)[1]	6.000	12/01/2023	18,012
1,500,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	973,500
1,275,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	1,227,022
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	1,857,675
1,020,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2022	745,661
150,000	Lucas County, OH Health Care Facilities (Sunset Retirement Communities)[1]	6.625	08/15/2030	149,264
10,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)[1]	5.400	12/01/2016	10,008
4,500,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	4,391,280
3,075,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.300	02/15/2024	2,037,803
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.400	02/15/2034	3,441,812
615,000	Summit County, OH Port Authority (Twinsburg Township)[1]	5.125	05/15/2025	513,058
655,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400	11/01/2036	488,682

				134,173,702

Oklahoma—0.4%
15,000	Grady County, OK Industrial Authority (Correctional Facilities)[1]	6.000	11/01/2029	13,517
500,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.800	11/01/2014	392,470
2,000,000	Langston, OK EDA (Langston University)[1]	5.000	05/01/2030	1,813,580
5,575,000	Langston, OK EDA (Langston University)[1]	5.000	05/01/2035	4,918,600
770,000	Langston, OK EDA (Langston University)[1]	5.250	05/01/2026	731,931
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)[1]	5.450	11/01/2034	16,236

				7,886,334

Oregon—0.0%
25,000	Clackamas County, OR Hospital Facility Authority (Williamette Falls Hospital)[1]	6.000	04/01/2019	25,008
340,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	331,473
500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	491,155
10,000	OR GO (Veterans Welfare)[1]	5.250	10/01/2042	9,855
100,000	OR Health & Science University, Series A1	5.250	07/01/2028	98,537

				956,028

45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania—1.7%
$15,000,000	Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON Obligated Group)[1]	5.000%		11/15/2028	$10,513,350
75,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[5,6]	6.900		01/01/2022	48,645
500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750		07/01/2031	472,010
500,000	Luzerne County, PA IDA[1]	7.500		12/15/2019	478,170
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	475,540
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500		02/15/2033	17,434
3,675,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750		02/15/2029	3,520,430
2,230,000	PA EDFA (Northwestern Human Services)[1]	5.250		06/01/2028	1,687,307
5,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	4,867,050
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2021	3,219,755
3,255,000	PA Turnpike Commission[1]	0.000	[4]	12/01/2034	2,300,569
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	940,640
4,750,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625		11/15/2023	4,751,378

					33,292,278

Rhode Island—0.4%
5,000,000	Central Falls, RI Detention Facility[1]	7.250		07/15/2035	4,020,850
50,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	50,067
25,000	Providence, RI Public Building Authority[1]	5.400		12/15/2012	25,092
110,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	110,010
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	40,038
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	238,797
211,125,000	RI Tobacco Settlement Financing Corp. (TASC)	6.580	[3]	06/01/2052	1,667,888
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[3]	06/01/2052	67,541
1,400,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)[1]	6.875		05/01/2022	1,285,312

					7,505,595

South Carolina—1.6%
500,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	519,330
30,000	Charleston County, SC (Care Alliance Health Services)[1]	5.000		08/15/2019	30,105
35,000	Horry County, SC Hospital Facilities (Conway Hospital)[1]	5.000		07/01/2028	29,204
1,240,000	Lancaster County, SC (Edenmoor Improvement District)[5,6]	5.375		12/01/2016	408,208
1,460,000	Lancaster County, SC (Edenmoor Improvement District)[5,6]	5.750		12/01/2037	480,632
1,925,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450		12/01/2037	1,457,321
8,565,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2027	8,232,935

46 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

South Carolina Continued
$5,750,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200%		11/01/2036	$4,295,078
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[3]	01/01/2020	48,750
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[3]	01/01/2021	503,864
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[3]	01/01/2026	644,052
5,285,000	SC Educational Facilities Authority (Benedict College)[1]	5.600		07/01/2022	4,238,042
2,420,000	SC Educational Facilities Authority (Benedict College)[1]	5.625		07/01/2031	1,704,164
550,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.750		03/01/2029	508,112
40,000	SC Hsg. Finance & Devel. Authority, Series A-1[1]	5.300		07/01/2031	39,771
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250		04/01/2035	2,396,200
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500		04/01/2042	1,956,660
2,750,000	SC Jobs-EDA (Lutheran Homes)[1]	5.500		05/01/2028	2,242,873
935,000	SC Jobs-EDA (Palmetto Health)[1]	5.375		08/01/2022	935,823
2,000,000	SC Jobs-EDA (Palmetto Health)[1]	5.500		08/01/2026	1,902,700
30,000	SC State Budget & Control Board (Harden Street Facilities)	6.000		12/01/2011	30,115

					32,603,939

Tennessee—0.4%
30,000	Jackson, TN Health Educational & Hsg. Facilities Board (Lambuth University)[1]	5.900		09/01/2015	30,032
115,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250		07/01/2028	115,010
8,400,000	TN Energy Acquisition Corp., Series B1	5.625		09/01/2026	7,841,820

					7,986,862

Texas—9.9%
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)[1]	5.100		01/01/2034	889,775
6,035,000	Beasley, TX Higher Education Finance Corp., Series A1	5.125		12/01/2034	4,485,816
3,090,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000		06/01/2021	2,306,036
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000		06/01/2031	4,185,476
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)[1]	7.000		12/01/2036	4,971,621
400,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	275,028
40,000	Brazoria County, TX Municipal Utility District No. 18[1]	5.300		09/01/2028	35,548
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[1]	5.375		01/01/2032	17,907
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2031	34,928
5,000	Cypress Hill, TX Municipal Utility District No. 1[1]	5.250		09/01/2025	4,793
25,000	Dallas-Fort Worth, TX International Airport Facility[1]	5.200		01/15/2031	24,408

47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250%	02/15/2036	$572,180
7,650,000	Donna, TX GO1	6.250	02/15/2037	5,481,761
255,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	255,112
335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A1	6.375	12/01/2032	324,803
5,300,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	4,625,893
20,000	Harris County, TX HFDC (Texas Children’s Hospital)[1]	5.250	10/01/2029	20,165
25,000	Harris County, TX Municipal Utility District No. 20[1]	6.450	04/01/2020	23,738
45,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	39,769
16,000,000	Houston, TX Airport System, Series A2	5.500	07/01/2039	16,066,880
2,345,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000	07/01/2022	1,930,685
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000	07/01/2025	1,195,190
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000	07/01/2032	549,973
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[1]	6.250	02/15/2037	2,666,869
700,000	Maverick County, TX GO COP[1]	8.750	03/01/2034	685,671
2,350,000	Maverick County, TX GO COP[1]	8.750	03/01/2034	2,253,039
12,100,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	12,692,900
225,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125	11/15/2026	183,096
12,000,000	North Central TX HFDC (Children’s Medical Center)[2]	5.750	08/15/2039	11,834,040
15,000	North TX Tollway Authority (Dallas North Tollway System)[1]	5.000	01/01/2023	15,001
50,000	Richardson, TX Hospital Authority (Baylor/Richardson)[1]	5.625	12/01/2028	45,026
3,695,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150	08/01/2022	1,205,124
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2]	6.250	11/15/2029	16,801,920
980,000	Tom Green County, TX HFDC (Shannon Health System/Shannon Medical Center)[1]	6.750	05/15/2021	992,593
2,500,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	5.000	07/01/2020	2,354,600
20,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000	07/01/2025	19,602
2,025,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000	07/01/2029	1,944,304
6,797,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750	10/01/2037	5,884,299
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	64,038

48 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000%		09/01/2033	$279,312
10,000,000	TX Multifamily Housing Options (Affordable Hsg.)	0.480	[9]	01/01/2039	3,730,000
75,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250		12/15/2026	77,439,600
545,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[5,6]	6.625		03/01/2020	273,476
3,065,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[5,6]	6.750		03/01/2031	1,483,736
1,750,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000		02/15/2030	1,649,690
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	547,939
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)[1]	5.800		08/15/2040	943,842
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	6.590	[3]	08/15/2037	2,650,125
4,075,000	Wichita County, TX HFDC (Wichita Falls Retirement Foundation)[1]	6.250		01/01/2028	3,441,338

					200,398,665

U.S. Possessions—2.6%
40,000	Guam GO1	5.400		11/15/2018	38,273
500,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.625		12/01/2030	464,460
800,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.875		12/01/2040	744,840
10,770,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	10,136,616
5,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	5,139,750
65,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	54,690
850,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	827,178
8,000,000	Puerto Rico Infrastructure	7.075	[3]	07/01/2030	2,002,480
8,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	7,408,480
7,550,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	7,702,812
1,000,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	1,020,840
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[3]	08/01/2044	3,097,548
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,075,260
14,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.530	[3]	08/01/2047	1,148,000
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[3]	08/01/2034	10,626,000

					52,487,227

Utah—0.1%
285,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875		06/15/2037	213,622
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	198,704
1,500,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625		06/15/2037	1,077,930

					1,490,256

49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Vermont—0.0%
$30,000	VT E&HBFA (Mary Hitchcock Memorial Hospital/ Cooley Dickenson Hospital Obligated Group)	5.000%		11/15/2022	$29,045
85,000	VT EDA (Wake Robin Corp.)[1]	6.300		03/01/2033	75,485
753,117	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	589,021
125,000	VT Student Assistance Corp.[1]	5.000		03/01/2026	122,595

					816,146

Virginia—2.3%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250		07/15/2025	1,804,304
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500		07/15/2035	647,353
625,000	Celebrate, VA North Community Devel. Authority Special Assessment[1]	6.750		03/01/2034	430,556
100,000	Danville, VA IDA Educational Facilities (Averett University)[1]	6.000		03/15/2016	100,465
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	491,565
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	2,045,220
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800		03/01/2036	532,365
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[1]	5.300		08/01/2014	24,271
345,000	Manassas Park, VA Economic Devel. Authority[1]	6.000		07/15/2035	327,636
900,000	New Port, VA CDA[1]	5.600		09/01/2036	468,000
65,000	Norton, VA IDA (Norton Community Hospital)[1]	6.000		12/01/2022	61,199
3,475,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	3,071,379
880,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2028	808,623
2,850,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,455,703
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300		09/01/2031	547,655
3,600,000	VA Celebrate South CDA Special Assessment[1]	6.250		03/01/2037	2,150,568
950,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2026	889,922
8,000,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2029	7,166,240
1,035,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	880,744
3,700,000	VA Small Business Financing Authority (Hampton Roads Proton)[1]	9.000		07/01/2039	3,818,807
21,020,000	VA Tobacco Settlement Authority[1]	5.000		06/01/2047	12,042,778
35,170,000	VA Tobacco Settlement Authority	5.670	[3]	06/01/2047	516,647

50 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Virginia Continued
$162,770,000	VA Tobacco Settlement Authority	5.770%[3]		06/01/2047	$2,311,334
5,000,000	VA Tobacco Settlement Financing Corp.	0.000	[4]	06/01/2046	2,773,550

					46,366,884

Washington—2.9%
1,000,000	Bremerton, WA Hsg. Authority[1]	5.300		06/01/2026	866,150
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500		06/01/2037	3,156,044
35,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	29,358
100,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[1]	6.700		04/01/2023	99,998
75,000	Radford, WA Court Properties Student Housing[1]	5.000		06/01/2027	73,519
2,460,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700		11/01/2035	2,026,425
165,000	Skagit Valley, WA College[1]	5.625		11/01/2017	165,170
140,000	Skagit Valley, WA College[1]	5.750		11/01/2023	140,008
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250		01/01/2028	332,160
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250		01/01/2034	1,098,324
55,000	Vancouver, WA Hsg. Authority[1]	5.500		03/01/2028	55,004
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375		10/01/2036	35,267,925
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250		10/01/2033	14,506,950
115,000	WA Health Care Facilities Authority (Swedish Health System)[1]	5.125		11/15/2022	114,993
90,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.250		12/01/2020	84,650
145,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375		12/01/2027	125,373
10,000	WA HFC (Nickerson Area Properties)[1]	5.250		01/01/2023	8,070
25,000	WA Tobacco Settlement Authority (TASC)[1]	6.625		06/01/2032	24,563
80,000	White Salmon, WA Water & Sewer[1]	6.000		07/01/2015	80,152

					58,254,836

West Virginia—0.1%
50,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	6.150		05/01/2015	50,071
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.200		06/01/2025	381,160
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.500		06/01/2033	1,078,455

					1,509,686

51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Wisconsin—0.3%
$1,750,000	Sokaogon, WI Chippewa Community (Gaming)[5,6]	7.000%	01/01/2026	$1,000,108
1,445,000	WI H&EFA (Aurora Health Care)[1]	5.600	02/15/2029	1,383,313
350,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	323,995
350,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2039	321,097
5,000	WI H&EFA (Froedert & Community)[1]	5.375	10/01/2030	4,896
280,000	WI H&EFA (Kenosha Hospital & Medical Center)[1]	5.625	05/15/2029	272,342
25,000	WI H&EFA (Marshfield Clinic)[1]	6.000	02/15/2025	25,004
2,140,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	1,711,465

				5,042,220

Total Municipal Bonds and Notes (Cost $3,079,232,981)				2,401,562,517

Corporate Bonds and Notes—0.0%
101,376	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,10] (Cost $100,363)	8.000	12/01/2015	94,869

Shares

Common Stocks—0.0%
1,457	Delta Air Lines, Inc.[10,11] (Cost $18,140)			17,003
Total Investments, at Value (Cost $3,079,351,484)—119.0%				2,401,674,389
Liabilities in Excess of Other Assets—(19.0)				(382,695,622)

Net Assets-100.0%				$2,018,978,767

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Issue is in default. See Note 1 of the accompanying Notes.

6.	Non-income accruing security.

7.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of the accompanying Notes.

8.	Restricted security. The aggregate value of restricted securities as of January 31, 2011 was $295, which represents less than 0.005% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Appreciation

IL Finance Authority (Monarch Landing)	6/11/09	$—	$21	$21
IL Finance Authority (Monarch Landing)	6/11/09	—	36	36
IL Finance Authority (Sedgebrook)	6/11/09	—	38	38
IL Finance Authority (Sedgebrook)	5/5/09-6/12/09	—	100	100
IL Finance Authority (Sedgebrook)	6/11/09-6/12/09	—	100	100

		$—	$295	$295

9.	Represents the current interest rate for a variable or increasing rate security.

10.	Received as a result of a corporate action.

11.	Non-income producing security.

52 | OPPENHEIMER AMT-FREE MUNICIPALS

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$21,979,490	$—	$21,979,490
Alaska	—	34,881,070	—	34,881,070
Arizona	—	76,810,497	—	76,810,497
Arkansas	—	1,984,296	—	1,984,296
California	—	376,179,307	—	376,179,307
Colorado	—	86,557,033	—	86,557,033
Connecticut	—	5,696,023	—	5,696,023
Delaware	—	5,222,738	—	5,222,738
District of Columbia	—	14,254,765	—	14,254,765
Florida	—	344,739,967	—	344,739,967
Georgia	—	37,213,906	—	37,213,906
Hawaii	—	827,918	—	827,918
Idaho	—	7,615,123	—	7,615,123
Illinois	—	253,408,157	295	253,408,452
Indiana	—	32,045,229	—	32,045,229
Iowa	—	50,392,713	—	50,392,713
Kansas	—	3,511,835	—	3,511,835
Kentucky	—	199,720	—	199,720
Louisiana	—	50,606,388	—	50,606,388
Maryland	—	7,856,045	—	7,856,045
Massachusetts	—	2,773,351	—	2,773,351
Michigan	—	45,268,760	—	45,268,760
Minnesota	—	12,400,618	—	12,400,618
Mississippi	—	5,666,266	—	5,666,266
Missouri	—	69,679,616	—	69,679,616
Montana	—	6,954,117	—	6,954,117
Nebraska	—	5,459,756	—	5,459,756
Nevada	—	64,896,239	—	64,896,239
New Hampshire	—	58,570,172	—	58,570,172
New Jersey	—	72,031,048	—	72,031,048
53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes Continued
New Mexico	$—	$12,035,125	$—	$12,035,125
New York	—	38,430,486	—	38,430,486
North Carolina	—	4,578,934	—	4,578,934
North Dakota	—	64,856	—	64,856
Ohio	—	134,173,702	—	134,173,702
Oklahoma	—	7,886,334	—	7,886,334
Oregon	—	956,028	—	956,028
Pennsylvania	—	33,292,278	—	33,292,278
Rhode Island	—	7,505,595	—	7,505,595
South Carolina	—	32,603,939	—	32,603,939
Tennessee	—	7,986,862	—	7,986,862
Texas	—	196,668,665	3,730,000	200,398,665
U.S. Possessions	—	52,487,227	—	52,487,227
Utah	—	1,490,256	—	1,490,256
Vermont	—	816,146	—	816,146
Virginia	—	46,366,884	—	46,366,884
Washington	—	58,254,836	—	58,254,836
West Virginia	—	1,509,686	—	1,509,686
Wisconsin	—	5,042,220	—	5,042,220
Corporate Bonds and Notes	—	94,869	—	94,869
Common Stocks	17,003	—	—	17,003

Total Assets	$17,003	$2,397,927,091	$3,730,295	$2,401,674,389

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of	Transfers into
	Level 2 *	Level 3	*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Illinois	$(6,787,760)	$6,787,760

Total Assets	$(6,787,760)	$6,787,760

*	Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.
54 | OPPENHEIMER AMT-FREE MUNICIPALS

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/		Transfers
	Value as		unrealized	(amortization)	Net	in and/	Value as of
	of July 30,	Realized	appreciation/	of premium/	purchases	or out of	January 31,
	2010[a]	gain (loss)	depreciation	discount[b]	(sales)	Level 3	2011

Assets Table
Investments, at Value:
Municipal Bonds
Illinois	$—	$(13,025,705)	$10,730,415	$79,708	$(4,571,883)	$6,787,760	$295
Kentucky	10	5,726	12,404	—	(18,140)		—
Texas	3,243,000	—	487,000	—	—	—	3,730,000

Total Assets	$3,243,010	$(13,019,979)	$11,229,819	$79,708	$(4,590,023)	$6,787,760	$3,730,295

a.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

b.	Included in net investment income.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

AG	Allegheny General Hospital

AHF	American Housing Foundation

ARC	Assoc. of Retarded Citizens

AUS	Allegheny United Hospital

BCC	Bethesda Company Care, Inc.

BCCC	Botsford Continuing Care Corp.

BCG	Bethesda Care Givers

BGH	Botsford General Hospital

BHA	Bethesda Hospital Assoc.

BHC	Bethesda Home Care

CDA	Communities Devel. Authority

CECS	Carden Elementary Charter School

CEMS	Community Emergency Medical Services

CFGH	Central Florida Group Homes

CHHC	Community Health & Home Care

COP	Certificates of Participation

DA	Dormitory Authority

DKH	Day Kimball Hospital

DRIVERS	Derivative Inverse Tax Exempt Receipts

E&HBFA	Educational Health Buildings Financing Agency

EDA	Economic Devel. Authority

EDC	Economic Devel. Corp.

EDFA	Economic Devel. Finance Authority

EF&CD	Environmental Facilities and Community Devel.

EICS	E-Institute Charter School

EMH	Elmhurst Memorial Hospital

EMHH	Elmhurst Memorial Home Health

EMHS	Elmhurst Memorial Health System

FHA	Federal Housing Agency/Authority

FHS	Freeman Health System

FNH	Freeman Neosho Hospital

FRS	Family Rehabilitation Services (Hancock Manor)

GO	General Obligation

H&EFA	Health and Educational Facilities Authority

H&EFB	Health and Educational Facilities Board

H&HEFA	Hospitals and Higher Education Facilities Authority

HDA	Hospital Devel. Authority

HDC	Housing Devel. Corp.

HE&HFA	Higher Education and Health Facilities Authority

HEFA	Higher Education Facilities Authority

HFA	Housing Finance Agency

HFC	Housing Finance Corp.

HFDC	Health Facilities Devel. Corp.

HNE	Healthnet of New England

HUHS	Hahnemann University Hospital System

IDA	Industrial Devel. Agency

MCP	Medical College Of Pennsylvania

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Reddings

NYC	New York City

NYS	New York State

OHC	Oakwood Hospital Corp.

OLOLMC	Our Lady of Lake Medical Center

OLOLRMC	Our Lady of Lourdes Regional Medical Center

OPSU	Oklahoma Panhandle State University

OUH	Oakwood United Hospitals
55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below: Continued

PP	Professionals PRN, Inc.

ROLs	Residual Option Longs

SJHCN	St. Joseph Home Care Network

SJHE	St. Joseph Hospital of Eureka

SJHO	St. Joseph Hospital of Orange

SJHS	St. Joseph Health System

SSNH	Sunny Slope Nursing Home

TASC	Tobacco Settlement Asset-Backed Bonds

TAT	The Academy of Tucson

TC	Travis Corp. (People Care)

UC	United Care

VC	VinFen Corp.

VCS	VinFen Clinical Services

WPAHS	West Penn Allegheny Health System

WPAON	West Penn Allegheny Oncology Network

WPH	Western Pennsylvania Hospital

YMCA	Young Men’s Christian Assoc.

ZHCC	Zieger Health Care Corp.
See accompanying Notes to Financial Statements.
56 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2011

Assets
Investments, at value (cost $3,079,351,484)—see accompanying statement of investments	$2,401,674,389
Cash	2,905,485
Receivables and other assets:
Interest	35,331,862
Investments sold (including $4,160,750 sold on a when-issued or delayed delivery basis)	13,713,514
Shares of beneficial interest sold	6,103,208
Other	271,357

Total assets	2,459,999,815

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	345,430,000
Payable on borrowings (See Note 6)	83,200,000
Shares of beneficial interest redeemed	8,126,945
Dividends	2,514,811
Distribution and service plan fees	459,176
Trustees’ compensation	287,008
Transfer and shareholder servicing agent fees	91,238
Shareholder communications	55,305
Interest expense on borrowings	25,125
Other	831,440

Total liabilities	441,021,048

Net Assets	$2,018,978,767

Composition of Net Assets
Par value of shares of beneficial interest	$352,692
Additional paid-in capital	3,076,181,836
Accumulated net investment income	8,996,825
Accumulated net realized loss on investments	(388,875,491)
Net unrealized depreciation on investments	(677,677,095)

Net Assets	$2,018,978,767

57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,579,025,445 and 275,522,600 shares of beneficial interest outstanding)	$5.73
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.02

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,722,225 and 6,088,591 shares of beneficial interest outstanding)	$5.70

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $404,995,812 and 71,039,258 shares of beneficial interest outstanding)	$5.70

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $235,285 and 41,104 shares of beneficial interest outstanding)	$5.72
See accompanying Notes to Financial Statements.
58 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2011

Investment Income
Interest	$106,986,784
Other income	3,560

Total investment income	106,990,344

Expenses
Management fees	5,162,559
Distribution and service plan fees:
Class A	2,474,436
Class B	202,804
Class C	2,542,737
Transfer and shareholder servicing agent fees:
Class A	424,302
Class B	24,783
Class C	153,718
Class Y	28
Shareholder communications:
Class A	54,187
Class B	2,898
Class C	16,702
Class Y	3
Interest expense and fees on short-term floating rate notes issued (See Note 1)	3,040,516
Borrowing fees	1,740,660
Interest expense on borrowings	121,957
Trustees’ compensation	22,667
Custodian fees and expenses	9,589
Administration service fees	750
Other	652,440

Total expenses	16,647,736
Less waivers and reimbursements of expenses	(44,083)

Net expenses	16,603,653

Net Investment Income	90,386,691

Realized and Unrealized Loss
Net realized loss on investments	(40,161,544)
Net change in unrealized appreciation/depreciation on investments	(226,843,812)

Net Decrease in Net Assets Resulting from Operations	$(176,618,665)

See accompanying Notes to Financial Statements.
59 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010[1]

Operations
Net investment income	$90,386,691	$170,846,475
Net realized gain (loss)	(40,161,544)	137,994
Net change in unrealized appreciation/depreciation	(226,843,812)	306,249,859

Net increase (decrease) in net assets resulting from operations	(176,618,665)	477,234,328

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(66,688,903)	(140,989,649)
Class B	(1,184,607)	(2,428,029)
Class C	(15,040,673)	(30,007,016)
Class Y	(2,310)	—

	(82,916,493)	(173,424,694)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(300,110,644)	387,853,947
Class B	(2,312,228)	7,705,230
Class C	(60,721,696)	154,797,434
Class Y	250,298	—

	(362,894,270)	550,356,611

Net Assets
Total increase (decrease)	(622,429,428)	854,166,245
Beginning of period	2,641,408,195	1,787,241,950

End of period (including accumulated net investment income of $8,996,825 and $1,526,627, respectively)	$2,018,978,767	$2,641,408,195

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
60 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2011

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(176,618,665)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(445,311,456)
Proceeds from disposition of investment securities	851,125,788
Short-term investment securities, net	43,103,413
Premium amortization	1,221,151
Discount accretion	(18,815,681)
Net realized loss on investments	40,161,544
Net change in unrealized appreciation/depreciation on investments	226,843,812
Change in assets:
Decrease in interest receivable	10,411,494
Decrease in other assets	172,605
Increase in receivable for securities sold	(451,362)
Change in liabilities:
Increase in other liabilities	412,044
Decrease in payable for securities purchased	(27,385,517)

Net cash provided by operating activities	504,869,170

Cash Flows from Financing Activities
Proceeds from bank borrowings	453,700,000
Payments on bank borrowings	(408,800,000)
Payments on short-term floating rate notes issued	(106,690,000)
Proceeds from shares sold	286,791,461
Payments on shares redeemed	(693,051,617)
Cash distributions paid	(34,854,795)

Net cash used in financing activities	(502,904,951)
Net increase in cash	1,964,219
Cash, beginning balance	941,266

Cash, ending balance	$2,905,485

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $47,622,143.

Cash paid for interest on bank borrowings—$112,099.

Cash paid for interest on short-term floating rate notes issued—$3,040,516.
See accompanying Notes to Financial Statements.
61 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class A	(Unaudited)	2010 [1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.39	$5.51	$7.90	$10.04	$10.08	$10.16

Income (loss) from investment operations:
Net investment income[2]	.23	.45	.50	.53	.51	.50
Net realized and unrealized gain (loss)	(.68)	.89	(2.37)	(2.17)	(.07)	(.03)

Total from investment operations	(.45)	1.34	(1.87)	(1.64)	.44	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.46)	(.52)	(.50)	(.48)	(.55)

Net asset value, end of period	$5.73	$6.39	$5.51	$7.90	$10.04	$10.08

Total Return, at Net Asset Value[3]	(7.25)%	24.64%	(23.57)%	(16.68)%	4.37%	4.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,579,026	$2,081,580	$1,447,860	$1,605,257	$2,129,928	$1,494,775

Average net assets (in thousands)	$1,985,702	$1,953,017	$1,234,468	$1,807,703	$1,838,511	$1,147,353

Ratios to average net assets:[4]
Net investment income	7.26%	7.12%	8.67%	6.05%	4.93%	4.97%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.75%	0.71%	0.76%	0.71%	0.71%	0.75%
Interest and fees from borrowings	0.15%	0.23%	0.92%	0.20%	0.08%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.24%	0.22%	0.65%	0.73%	0.58%	0.62%

Total expenses	1.14%	1.16%	2.33%	1.64%	1.37%	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.14%	1.16%	2.33%	1.64%	1.37%	1.49%

Portfolio turnover rate	16%	21%	23%	60%	18%	16%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
62 | OPPENHEIMER AMT-FREE MUNICIPALS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class B	(Unaudited)	2010 [1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.36	$5.48	$7.87	$10.00	$10.04	$10.13

Income (loss) from investment operations:
Net investment income[2]	.20	.39	.45	.46	.42	.42
Net realized and unrealized gain (loss)	(.68)	.90	(2.38)	(2.17)	(.06)	(.04)

Total from investment operations	(.48)	1.29	(1.93)	(1.71)	.36	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.41)	(.46)	(.42)	(.40)	(.47)

Net asset value, end of period	$5.70	$6.36	$5.48	$7.87	$10.00	$10.04

Total Return, at Net Asset Value[3]	(7.68)%	23.72%	(24.35)%	(17.34)%	3.56%	3.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,722	$41,234	$28,789	$35,642	$54,645	$58,570

Average net assets (in thousands)	$40,196	$37,974	$26,189	$43,378	$57,919	$50,695

Ratios to average net assets:[4]
Net investment income	6.42%	6.26%	7.78%	5.21%	4.09%	4.19%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.59%	1.56%	1.64%	1.54%	1.51%	1.56%
Interest and fees from borrowings	0.15%	0.23%	0.92%	0.20%	0.08%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.24%	0.22%	0.65%	0.73%	0.58%	0.62%

Total expenses	1.98%	2.01%	3.21%	2.47%	2.17%	2.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.98%	2.01%	3.21%	2.47%	2.17%	2.30%

Portfolio turnover rate	16%	21%	23%	60%	18%	16%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
63 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class C	(Unaudited)	2010 [1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.36	$5.48	$7.87	$10.00	$10.04	$10.13

Income (loss) from investment operations:
Net investment income[2]	.21	.40	.45	.47	.43	.42
Net realized and unrealized gain (loss)	(.68)	.89	(2.37)	(2.17)	(.07)	(.04)

Total from investment operations	(.47)	1.29	(1.92)	(1.70)	.36	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.41)	(.47)	(.43)	(.40)	(.47)

Net asset value, end of period	$5.70	$6.36	$5.48	$7.87	$10.00	$10.04

Total Return, at Net Asset Value[3]	(7.64)%	23.82%	(24.27)%	(17.29)%	3.60%	3.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$404,996	$518,594	$310,593	$323,411	$416,347	$250,929

Average net assets (in thousands)	$503,790	$465,652	$252,892	$361,518	$344,756	$159,084

Ratios to average net assets:[4]
Net investment income	6.49%	6.32%	7.89%	5.30%	4.16%	4.17%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.52%	1.48%	1.55%	1.48%	1.47%	1.50%
Interest and fees from borrowings	0.15%	0.23%	0.92%	0.20%	0.08%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.24%	0.22%	0.65%	0.73%	0.58%	0.62%

Total expenses	1.91%	1.93%	3.12%	2.41%	2.13%	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.91%	1.93%	3.12%	2.41%	2.13%	2.24%

Portfolio turnover rate	16%	21%	23%	60%	18%	16%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
64 | OPPENHEIMER AMT-FREE MUNICIPALS

Period
Ended
January 31, 2011 [1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$6.19

Income (loss) from investment operations:
Net investment income[2]	.08
Net realized and unrealized loss	(.49)

Total from investment operations	(.41)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)

Net asset value, end of period	$5.72

Total Return, at Net Asset Value[3]	(6.44)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$235

Average net assets (in thousands)	$183

Ratios to average net assets:[4]
Net investment income	8.33%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.62%
Interest and fees from borrowings	0.15%
Interest and fees on short-term floating rate notes issued[5]	0.24%

Total expenses	1.01%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%

Portfolio turnover rate	16%

1.	For the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
65 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on November 29, 2010.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the
66 | OPPENHEIMER AMT-FREE MUNICIPALS

Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on
67 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2011, the Fund had sold securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Sold securities	4,160,750
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $345,430,000 as of January 31, 2011, which represents 14.04% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not
68 | OPPENHEIMER AMT-FREE MUNICIPALS

separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2011, municipal bond holdings with a value of $514,001,451 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $345,430,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,000,000	AK HFC ROLs	14.951%	12/1/33	$1,673,520
5,000,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	9.922	12/1/23	3,805,100
6,670,000	CA Health Facilities Financing Authority (Sutter Health/ California Pacific Medical Center Obligated	11.716	11/15/46	3,791,562
5,000,000	CA Health Facilities Financing Authority ROLs[3]	17.278	7/1/39	4,778,000
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.130	1/1/37	2,834,160
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.130	1/1/40	4,667,700
3,750,000	Clark County, NV Airport ROLs[3]	17.188	7/1/42	3,619,800
5,000,000	Clark County, NV Water Reclamation District DRIVERS	15.312	7/1/38	4,812,600
3,480,000	FL COP (Dept. of Management Services) DRIVERS	11.708	8/1/28	3,315,779
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	14.671	10/1/32	2,993,120
4,000,000	Houston, TX Airport System ROLs[3]	16.409	7/1/39	4,066,880
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	17.911	8/15/39	5,495,600
3,750,000	IL Finance Authority ROLs	15.390	5/15/29	2,682,450
12,500,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.260	6/15/50	9,062,250
7,500,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.740	6/15/50	6,213,600
3,650,000	MI Hospital Finance Authority ROLs[3]	17.982	12/1/23	4,761,352
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$7,500,000	Miami-Dade County, FL Aviation (Miami International Airport) DRIVERS	7.597%	10/1/41	$6,320,700
11,000,000	NH H&EFA (LRG Healthcare) DRIVERS	8.509	10/1/34	10,416,340
5,250,000	NH H&EFA ROLs[3]	21.593	4/1/38	7,718,550
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.045	8/15/39	2,834,040
4,920,000	NYC GO DRIVERS	15.734	4/1/36	5,136,086
2,500,000	Orange County, FL School Board ROLs[3]	16.349	8/1/34	2,230,200
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	15.535	7/1/39	2,704,812
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.566	11/15/29	4,801,920
30,000,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	10.151	12/15/26	32,439,600
2,625,000	University of California (Regents Medical Center) DRIVERS	14.446	5/15/37	2,259,495
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	17.045	4/1/38	3,381,360
7,500,000	WA Austin Trust Various States Inverse Certificates	8.118	10/1/33	7,006,950
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	14.627	10/1/36	12,747,925

				$168,571,451

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 55-56 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $201,970,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of January 31, 2011 is as follows:
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Cost	$162,229,578
Market Value	$65,804,770
Market Value as a % of Net Assets	3.26%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of January 31, 2011, securities with an aggregate market value of $1,830,588, representing 0.09% of the Fund’s net assets, were subject to these forbearance agreements. Interest and principal payments are owed to the Fund under these agreements in the amount of $0.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 30, 2010, the Fund had available for federal income tax purposes post-October losses of $8,700,312 and unused capital loss carryforwards as follows:1

Expiring

2016	$38,527,923
2017	105,610,446
2018	177,767,456

Total	$321,905,825

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
As of January 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $370,767,681, of which $40,161,544 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,767,376,165 [1]

Gross unrealized appreciation	$49,643,394
Gross unrealized depreciation	(760,369,874)

Net unrealized depreciation	$(710,726,480)

1.	The Federal tax cost of securities does not include cost of $345,024,704, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	27,073
Accumulated Liability as of January 31, 2011	143,472
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component
72 | OPPENHEIMER AMT-FREE MUNICIPALS

of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
73 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2011	[1]	Year Ended July 30, 2010	[2]
	Shares	Amount	Shares	Amount

Class A
Sold	35,374,735	$223,884,480	134,151,304	$844,942,272
Dividends and/or distributions reinvested	6,175,007	38,736,897	13,373,377	84,819,298
Redeemed	(91,529,124)	(562,732,021)	(84,878,059)	(541,907,623)

Net increase (decrease)	(49,979,382)	$(300,110,644)	62,646,622	$387,853,947

Class B
Sold	618,020	$3,939,314	2,304,630	$14,479,730
Dividends and/or distributions reinvested	106,941	665,588	215,122	1,358,243
Redeemed	(1,114,735)	(6,917,130)	(1,290,995)	(8,132,743)

Net increase (decrease)	(389,774)	$(2,312,228)	1,228,757	$7,705,230

Class C
Sold	9,182,236	$57,890,198	37,430,947	$234,602,393
Dividends and/or distributions reinvested	1,318,582	8,217,734	2,603,032	16,439,742
Redeemed	(20,964,611)	(126,829,628)	(15,183,390)	(96,244,701)

Net increase (decrease)	(10,463,793)	$(60,721,696)	24,850,589	$154,797,434

Class Y
Sold	44,160	$268,394	—	$—
Dividends and/or distributions reinvested	332	1,924	—	—
Redeemed	(3,388)	(20,020)	—	—

Net increase	41,104	$250,298	—	$—

1.	For the six months ended January 31, 2011, for Class A, B and C shares, and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y shares.

2.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$445,311,456	$851,125,788
74 | OPPENHEIMER AMT-FREE MUNICIPALS

4. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $619,273 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$2,218,110
Class C	7,327,277
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2011	$273,546	$156,322	$48,220	$56,850
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2011, the Manager reimbursed the Fund $44,083 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Restricted Securities

As of January 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
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6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of an inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.50 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.271% as of January 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2011 equal 0.15% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.271%. Details of the borrowings for the six months ended January 31, 2011 are as follows:

Average Daily Loan Balance	$74,525,543
Average Daily Interest Rate	0.334%
Fees Paid	$1,369,105
Interest Paid	$112,099
77 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counter-party at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counter-party’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund also continues to receive the economic benefit of interest payments made on securities subject to reverse repurchase agreements, in the form of a direct payment from the counter-party. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2011 are included in expenses on the Fund’s Statement of Operations and are less than 0.005% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date in respect of any reverse repurchase agreement upon delivery of a required advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2011.
8. Pending Litigation

Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name
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as defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
9. Subsequent Event

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, Michael Camarella and effective January 2010, Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load general municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load general municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were competitive with its peer group median and average.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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OPPENHEIMER AMT-FREE MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:
●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct, our electronic document delivery service

●	Your transactions with us, our affiliates or others

●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

●	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
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PRIVACY POLICY NOTICE
Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number - whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2.	Code of Ethics.
Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.	Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	03/11/2011